Shareholder Report, Line Graph (Details) WE0000000002539A_Dimensional US Vector Equity ETF_Single_TSR Annual {Single} - USD ($)			12 Months Ended
	Oct. 31, 2024	Sep. 10, 2024	Oct. 31, 2025
Dimensional US Vector Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Dimensional US Vector Equity ETF – NAV
Accumulated Value	$ 10,450	$ 10,000	$ 11,885
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value	$ 10,436	$ 10,000	$ 12,607